Transactions with Related Parties (Details) - Centennial Resource Production, LLC (Centennial OpCo) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
Transactions with Related Parties
Acquisition of oil and natural gas properties				$ 55,566	$ 38,315
Cretic Energy Services
Transactions with Related Parties
Payment of drilling and completion services				300
RockPile Energy Services, LLC
Transactions with Related Parties
Payment of drilling and completion services				3,300
NGP Affiliates
Transactions with Related Parties
Payments from related parties		$ 500	$ 200	900	$ 900
Receivables		$ 300		$ 300
NGP Affiliates | Caird DB, LLC
Transactions with Related Parties
Acquisition of oil and natural gas properties	$ 9,800
PennTex
Transactions with Related Parties
Agreement Term				15 years
Gas gathering agreement | PennTex
Transactions with Related Parties
Extension				1 year
Payments from related parties						$ 1,200